SIGNIFICANT EVENTS DURING THE REPORTING PERIOD - Disclosure of detailed information about debentures during the period (Details) - CAD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Significant Events During Reporting Period [Abstract]
Opening balance	$ 15,269	$ 15,611
Loans principal received	3,151	3,271
Loans principal repaid	(2,092)	(1,810)
Debt restructuring	(482)	0
Settlement in exchange for convertible promissory notes issued	(1,423)	0
Reclassification of convertible debentures as credit	675	0
Amortization of discount expenses	0	169
Change in receivables checks	(4,184)	(2,536)
Foreign exchange translation reserve	1,151	564
Closing balance	$ 12,065	$ 15,269